Segments (Details)	12 Months Ended
Dec. 31, 2025
Segments [Abstract]
Number of Operating Segments	1
CODM description	The Company’s chief operating decision maker (“CODM”) is its chief executive officer, manages the Company’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, our CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance based on consolidated net income which is consistent with the basis the consolidated statements of operations are presented.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief executive officer